Investment in Associate (Details) - USD ($) $ in Thousands					6 Months Ended		12 Months Ended
	Feb. 17, 2023	Mar. 31, 2022	Mar. 10, 2022	May 15, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Investment in Associate [Line Items]
Invested initial amount			$ 700
Additional agreed invest			$ 1,000
Outstanding shares percentage							31.48%
Additional amount	$ 400
Ownership interest				46.00%
Equity losses investment					$ 98
Bottom of range [member]
Investment in Associate [Line Items]
Ownership interest	31.48%
Top of range [member]
Investment in Associate [Line Items]
Ownership interest	41.92%
MitoCareX Bio Ltd. [Member]
Investment in Associate [Line Items]
Ownership agreement			50.01%				5.00%
MitoCareX [Member]
Investment in Associate [Line Items]
Additional agreed invest							$ 489,330
Initial investment amount		$ 700
Equity losses investment						$ 41